Intangible Assets, Net (Details) - Schedule of Amortization Expense - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Amortization Expense [Abstract]
Twelve months ending September 30, 2025	$ 891,067
Twelve months ending September 30, 2026	874,100	$ 795,017
Twelve months ending September 30, 2027	874,100	636,143
Twelve months ending September 30, 2028	874,100	636,143
Twelve months ending September 30, 2029	717,359	636,143
Total	$ 4,230,726	$ 3,130,936